Shareholder Report, Holdings (Details) - Capital Group Core Equity ETF [Member]	May 31, 2026
Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.08%
Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.24%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%